Operating Revenue	6 Months Ended
Jun. 30, 2024
Operating Revenue
Operating Revenue

15    Operating Revenue

Operating revenue from time charters and bareboat charters and voyage charters for the six months ended June 30, 2024 and 2023, were as follows:

	Six months ended
	June 30, 2024	June 30, 2023
Time charters and bareboat charters	$476,853	$485,053
Voyage charters	22,902	—
Total Revenue	$499,755	$485,053

As of June 30, 2024 and December 31, 2023, the Company had accounts receivable from voyage charter agreements amounting to $1.6 million and $1.0 million, respectively. The charter hire received in advance from voyage charter agreements amounting to nil and $2.0 million is presented under current “Unearned revenue” as of June 30, 2024 and December 31, 2023, respectively.